July 15, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Variable Series Trust (the “Trust”)
File Nos: 033-76566 and 811-08416

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated July 10, 2019, do not differ from those contained in Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 10, 2019 (SEC Accession No. 0000920547-19-000034) and became effective immediately.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/Meredyth A. Whitford-Schultz
______________________________
Meredyth A. Whitford-Schultz
Counsel & Secretary